Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000007237 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007237 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000007237 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000007237 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000007237 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007237 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007237 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007237 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007237 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007237 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007237 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007237 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007237 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007237 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007237 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007237 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007237 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007237 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.80%
C000007237 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000007237 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007237 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007238 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007238 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%
C000007238 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	50.30%
C000007238 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000007238 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007238 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007238 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007238 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007238 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007238 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007238 [Member] | BERMUDA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007238 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007238 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007238 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007238 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007238 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007238 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007238 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	72.80%
C000007238 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000007238 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007238 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007239 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007239 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007239 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007239 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007239 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007239 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
C000007239 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007239 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000007239 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	57.20%
C000007240 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007240 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007240 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007240 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007240 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000007240 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	89.80%
C000007240 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007240 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
C000007240 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	57.20%
C000007241 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007241 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000007241 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%
C000007241 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007241 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007241 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007241 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007241 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007241 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%	[1]
C000007241 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007241 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007241 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007242 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007242 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	44.40%
C000007242 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.80%
C000007242 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007242 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007242 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007242 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007242 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007242 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.60%	[2]
C000007242 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007242 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007242 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000007243 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007243 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007243 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007243 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007243 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007243 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007243 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007243 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007243 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007243 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007243 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000007243 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007243 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007243 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007243 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007243 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007243 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.60%
C000007243 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.00%
C000007243 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007243 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007243 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007243 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000007244 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007244 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007244 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007244 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007244 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007244 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007244 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007244 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007244 [Member] | EssilorLuxottica [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007244 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007244 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
C000007244 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007244 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007244 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.40%
C000007244 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007244 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007244 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.60%
C000007244 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	15.00%
C000007244 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007244 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007244 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007244 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000007245 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007245 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007245 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007245 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007245 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007245 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007245 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007245 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007245 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007245 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007245 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000007245 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007245 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%
C000007245 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000007245 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007245 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.40%
C000007245 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007245 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007245 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.30%
C000007245 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007245 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007245 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
C000007246 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007246 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007246 [Member] | AIB Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007246 [Member] | Resona Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007246 [Member] | Franco Nevada Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007246 [Member] | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007246 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007246 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007246 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007246 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007246 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000007246 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007246 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.20%
C000007246 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	18.00%
C000007246 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007246 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.40%
C000007246 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007246 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007246 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	16.30%
C000007246 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007246 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007246 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.80%
C000007247 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007247 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007247 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007247 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007247 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000007247 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007247 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007247 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007247 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007247 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000007247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000007247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000007247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000007247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%
C000007247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007247 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007247 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000007248 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007248 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007248 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007248 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007248 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000007248 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007248 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007248 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007248 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007248 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000007248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000007248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007248 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000007248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000007248 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.10%
C000007248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007248 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007248 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000007249 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007249 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007249 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007249 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007249 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007249 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007249 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007249 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007249 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007249 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007249 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000007249 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007249 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007249 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007249 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000007249 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007249 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007249 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007249 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000007249 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007249 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007249 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007249 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000007250 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007250 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007250 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007250 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007250 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007250 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007250 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007250 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007250 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007250 [Member] | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007250 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000007250 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007250 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007250 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007250 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000007250 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000007250 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007250 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007250 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000007250 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007250 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007250 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007250 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000007255 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000007255 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000007255 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007255 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007255 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000007255 [Member] | Fixed Income Credit Quality A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000007255 [Member] | Fixed Income Credit Quality A One [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
C000007255 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%
C000007255 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000007256 [Member] | Zero To 7 days [Member]
Holdings [Line Items]
Percent of Total Investments	35.30%
C000007256 [Member] | Thirty To 59 days [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000007256 [Member] | Sixty To 89 days [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007256 [Member] | Ninety To 365 days [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007256 [Member] | Eight To 29 days [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000007256 [Member] | Fixed Income Credit Quality A One Plus [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000007256 [Member] | Fixed Income Credit Quality A One [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
C000007256 [Member] | U S Treasury and U S Government Agency Securities and Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	71.00%
C000007256 [Member] | Repurchase Agreements collateralized by U S Treasury and or U S Government Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000007261 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007261 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007261 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007261 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007261 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007261 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007261 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007261 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007261 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007261 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007261 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000007261 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007261 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007261 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007261 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.20%
C000007261 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.50%
C000007261 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007261 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007261 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007261 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007261 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007261 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000007262 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007262 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007262 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007262 [Member] | Nestle S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007262 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007262 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007262 [Member] | NatWest Group PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007262 [Member] | Aon PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007262 [Member] | Novo Nordisk A S B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007262 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007262 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.50%
C000007262 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007262 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007262 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007262 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.20%
C000007262 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.50%
C000007262 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.00%
C000007262 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007262 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007262 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007262 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007262 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000007263 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007263 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007263 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007263 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007263 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007263 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007263 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007263 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007263 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007263 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007263 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007263 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007263 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007263 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007263 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007263 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.70%
C000007263 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007263 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007263 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007263 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007263 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007263 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000007264 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007264 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007264 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007264 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000007264 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007264 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007264 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007264 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007264 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007264 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007264 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000007264 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007264 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007264 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007264 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.30%
C000007264 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.70%
C000007264 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007264 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007264 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007264 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007264 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000007264 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000007267 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000007267 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000007267 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007267 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007267 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007267 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007267 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000007267 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007267 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007267 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007267 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000007267 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007267 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000007267 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007268 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000007268 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%
C000007268 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007268 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007268 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000007268 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007268 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000007268 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007268 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007268 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007268 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.80%
C000007268 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000007268 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.50%
C000007268 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007271 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007271 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007271 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007271 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007271 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007271 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007271 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007271 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007271 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007271 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007271 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000007271 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
C000007271 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000007271 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000007271 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007271 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007271 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000007272 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007272 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000007272 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007272 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007272 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007272 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007272 [Member] | Electronics [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
C000007272 [Member] | Internet [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%
C000007272 [Member] | Computer Software Systems [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
C000007272 [Member] | Computer Software [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000007272 [Member] | Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007272 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007272 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000007281 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000007281 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007281 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007281 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007281 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007281 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007281 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007281 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007281 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007281 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007281 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000007281 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000007281 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007281 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007281 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000007281 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000007281 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007281 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007281 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007281 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000007281 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000007282 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000007282 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007282 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007282 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007282 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007282 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007282 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007282 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007282 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007282 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007282 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000007282 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000007282 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007282 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000007282 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
C000007282 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000007282 [Member] | Telecommunications and Cable Television [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007282 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000007282 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007282 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000007282 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(0.10%)
C000007285 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007285 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007285 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007285 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007285 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007285 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007285 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007285 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007285 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007285 [Member] | Ping An Insurance Co of China Ltd H [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007285 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007285 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007285 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000007285 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.20%
C000007285 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007285 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.20%
C000007285 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007285 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007285 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007285 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.80%
C000007285 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007285 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000007286 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007286 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000007286 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007286 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007286 [Member] | Infosys Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007286 [Member] | China Construction Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007286 [Member] | Tata Consultancy Services Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007286 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007286 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007286 [Member] | Ping An Insurance Co of China Ltd H [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007286 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007286 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007286 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	15.30%
C000007286 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	27.20%
C000007286 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007286 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	11.20%
C000007286 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007286 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007286 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007286 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.80%
C000007286 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007286 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%
C000007287 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000007287 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007287 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000007287 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007287 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007287 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007287 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007287 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007287 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007287 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007287 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007287 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.00%
C000007287 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	49.00%
C000007287 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007287 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007287 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007287 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007287 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.50%
C000007287 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007287 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.90%
C000007287 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007288 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000007288 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007288 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
C000007288 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000007288 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000007288 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007288 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000007288 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000007288 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007288 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007288 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.60%
C000007288 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.00%
C000007288 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	49.00%
C000007288 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007288 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007288 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007288 [Member] | GREECE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000007288 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.50%
C000007288 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000007288 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.90%
C000007288 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007289 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007289 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007289 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007289 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007289 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007289 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007289 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007289 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007289 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007289 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007289 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007289 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007289 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007289 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007289 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.60%
C000007289 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007289 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007289 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007289 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007289 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007289 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007289 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000007290 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007290 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007290 [Member] | Agilent Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007290 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007290 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007290 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007290 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007290 [Member] | Accenture PLC A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007290 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007290 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007290 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007290 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.20%
C000007290 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007290 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007290 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	71.60%
C000007290 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007290 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007290 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007290 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007290 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007290 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007290 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000007291 [Member]
Holdings [Line Items]
Percent of Net Long Exposure	100.00%	[3],[4]
C000007291 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4],[5]
Percent of Total Long Exposure	3.60%	[4]
Percent of Total Short Exposure	0.00%	[4]
Percent of Net Long Exposure	7.10%	[3],[4]
C000007291 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4],[5]
Percent of Total Long Exposure	0.50%	[4]
Percent of Total Short Exposure	0.00%	[4]
Percent of Net Long Exposure	5.20%	[3],[4]
C000007291 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[4],[5]
Percent of Total Long Exposure	46.90%	[4]
Percent of Total Short Exposure	(18.50%)	[4]
Percent of Net Long Exposure	61.40%	[3],[4]
C000007291 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[4],[5]
Percent of Total Long Exposure	0.10%	[4]
Percent of Total Short Exposure	(2.30%)	[4]
Percent of Net Long Exposure	9.40%	[3],[4]
C000007291 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	1.90%	[3],[4],[6]
C000007291 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(46.40%)	[3],[4],[7]
C000007291 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[4],[5]
Percent of Total Long Exposure	7.10%	[4]
Percent of Total Short Exposure	(5.30%)	[4]
Percent of Net Long Exposure	3.70%	[3],[4]
C000007291 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[4],[5]
Percent of Total Long Exposure	0.00%	[4]
Percent of Total Short Exposure	(2.00%)	[4]
Percent of Net Long Exposure	5.40%	[3],[4]
C000007291 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4],[5]
Percent of Total Long Exposure	4.70%	[4]
Percent of Total Short Exposure	0.00%	[4]
Percent of Net Long Exposure	6.20%	[3],[4]
C000007291 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[4],[5]
Percent of Total Long Exposure	0.00%	[4]
Percent of Total Short Exposure	(4.60%)	[4]
Percent of Net Long Exposure	5.70%	[3],[4]
C000007291 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4],[5]
Percent of Total Long Exposure	0.00%	[4]
Percent of Total Short Exposure	(1.10%)	[4]
Percent of Net Long Exposure	3.30%	[3],[4]
C000007291 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4],[5]
Percent of Total Long Exposure	0.00%	[4]
Percent of Total Short Exposure	0.00%	[4]
Percent of Net Long Exposure	1.50%	[3],[4]
C000007291 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[4],[5]
Percent of Total Long Exposure	8.10%	[4]
Percent of Total Short Exposure	(1.30%)	[4]
Percent of Net Long Exposure	13.10%	[3],[4]
C000007291 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[4],[5]
Percent of Total Long Exposure	2.70%	[4]
Percent of Total Short Exposure	0.00%	[4]
Percent of Net Long Exposure	3.50%	[3],[4]
C000007291 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[4],[5]
Percent of Total Long Exposure	0.00%	[4]
Percent of Total Short Exposure	0.00%	[4]
Percent of Net Long Exposure	14.30%	[3],[4]
C000007291 [Member] | Fixed Income Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.20%	[4],[5]
Percent of Total Long Exposure	55.70%	[4]
Percent of Total Short Exposure	(24.20%)	[4]
Percent of Net Long Exposure	104.70%	[3],[4]
C000007291 [Member] | Equity Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[4],[5]
Percent of Total Long Exposure	1.60%	[4]
Percent of Total Short Exposure	(2.50%)	[4]
Percent of Net Short Exposure	(0.30%)	[3],[4]
C000007291 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4],[5]
Percent of Total Long Exposure	0.00%	[4]
Percent of Total Short Exposure	(0.20%)	[4]
Percent of Net Long Exposure	2.70%	[3],[4]
C000007291 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4],[5]
Percent of Total Long Exposure	0.00%	[4]
Percent of Total Short Exposure	(1.80%)	[4]
Percent of Net Long Exposure	0.60%	[3],[4]
C000007291 [Member] | Equity Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%	[4],[5]
Percent of Total Long Exposure	19.60%	[4]
Percent of Total Short Exposure	(15.40%)	[4]
Percent of Net Long Exposure	38.10%	[3],[4]
C000007291 [Member] | Real Estate related U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4],[5]
Percent of Total Long Exposure	0.00%	[4]
Percent of Total Short Exposure	0.00%	[4]
Percent of Net Long Exposure	0.70%	[3],[4]
C000007291 [Member] | Real Estate related Non U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[4],[5]
Percent of Total Long Exposure	0.00%	[4]
Percent of Total Short Exposure	0.00%	[4]
Percent of Net Long Exposure	0.30%	[3],[4]
C000007291 [Member] | Real Estate related Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4],[5]
Percent of Total Long Exposure	0.00%	[4]
Percent of Total Short Exposure	0.00%	[4]
Percent of Net Long Exposure	1.00%	[3],[4]
C000007291 [Member] | Fixed Income Inflation adjusted U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[4],[5]
Percent of Total Long Exposure	0.00%	[4]
Percent of Total Short Exposure	0.00%	[4]
Percent of Net Long Exposure	0.70%	[3],[4]
C000007292 [Member]
Holdings [Line Items]
Percent of Net Long Exposure	100.00%	[8],[9]
C000007292 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[9],[10]
Percent of Total Long Exposure	3.60%	[9]
Percent of Total Short Exposure	0.00%	[9]
Percent of Net Long Exposure	7.10%	[8],[9]
C000007292 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[9],[10]
Percent of Total Long Exposure	0.50%	[9]
Percent of Total Short Exposure	0.00%	[9]
Percent of Net Long Exposure	5.20%	[8],[9]
C000007292 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	33.00%	[9],[10]
Percent of Total Long Exposure	46.90%	[9]
Percent of Total Short Exposure	(18.50%)	[9]
Percent of Net Long Exposure	61.40%	[8],[9]
C000007292 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[9],[10]
Percent of Total Long Exposure	0.10%	[9]
Percent of Total Short Exposure	(2.30%)	[9]
Percent of Net Long Exposure	9.40%	[8],[9]
C000007292 [Member] | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Long Exposure	1.90%	[8],[9],[11]
C000007292 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Short Exposure	(46.40%)	[8],[9],[12]
C000007292 [Member] | Equity Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9],[10]
Percent of Total Long Exposure	7.10%	[9]
Percent of Total Short Exposure	(5.30%)	[9]
Percent of Net Long Exposure	3.70%	[8],[9]
C000007292 [Member] | U S Small Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%	[9],[10]
Percent of Total Long Exposure	0.00%	[9]
Percent of Total Short Exposure	(2.00%)	[9]
Percent of Net Long Exposure	5.40%	[8],[9]
C000007292 [Member] | Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9],[10]
Percent of Total Long Exposure	4.70%	[9]
Percent of Total Short Exposure	0.00%	[9]
Percent of Net Long Exposure	6.20%	[8],[9]
C000007292 [Member] | Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%	[9],[10]
Percent of Total Long Exposure	0.00%	[9]
Percent of Total Short Exposure	(4.60%)	[9]
Percent of Net Long Exposure	5.70%	[8],[9]
C000007292 [Member] | North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[9],[10]
Percent of Total Long Exposure	0.00%	[9]
Percent of Total Short Exposure	(1.10%)	[9]
Percent of Net Long Exposure	3.30%	[8],[9]
C000007292 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[9],[10]
Percent of Total Long Exposure	0.00%	[9]
Percent of Total Short Exposure	0.00%	[9]
Percent of Net Long Exposure	1.50%	[8],[9]
C000007292 [Member] | Equity Europe ex U K [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[9],[10]
Percent of Total Long Exposure	8.10%	[9]
Percent of Total Short Exposure	(1.30%)	[9]
Percent of Net Long Exposure	13.10%	[8],[9]
C000007292 [Member] | Equity North America ex U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[9],[10]
Percent of Total Long Exposure	2.70%	[9]
Percent of Total Short Exposure	0.00%	[9]
Percent of Net Long Exposure	3.50%	[8],[9]
C000007292 [Member] | Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%	[9],[10]
Percent of Total Long Exposure	0.00%	[9]
Percent of Total Short Exposure	0.00%	[9]
Percent of Net Long Exposure	14.30%	[8],[9]
C000007292 [Member] | Fixed Income Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.20%	[9],[10]
Percent of Total Long Exposure	55.70%	[9]
Percent of Total Short Exposure	(24.20%)	[9]
Percent of Net Long Exposure	104.70%	[8],[9]
C000007292 [Member] | Equity Asia Pacific ex Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[9],[10]
Percent of Total Long Exposure	1.60%	[9]
Percent of Total Short Exposure	(2.50%)	[9]
Percent of Net Short Exposure	(0.30%)	[8],[9]
C000007292 [Member] | Equity United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[9],[10]
Percent of Total Long Exposure	0.00%	[9]
Percent of Total Short Exposure	(0.20%)	[9]
Percent of Net Long Exposure	2.70%	[8],[9]
C000007292 [Member] | Equity Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9],[10]
Percent of Total Long Exposure	0.00%	[9]
Percent of Total Short Exposure	(1.80%)	[9]
Percent of Net Long Exposure	0.60%	[8],[9]
C000007292 [Member] | Equity Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%	[9],[10]
Percent of Total Long Exposure	19.60%	[9]
Percent of Total Short Exposure	(15.40%)	[9]
Percent of Net Long Exposure	38.10%	[8],[9]
C000007292 [Member] | Real Estate related U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9],[10]
Percent of Total Long Exposure	0.00%	[9]
Percent of Total Short Exposure	0.00%	[9]
Percent of Net Long Exposure	0.70%	[8],[9]
C000007292 [Member] | Real Estate related Non U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[9],[10]
Percent of Total Long Exposure	0.00%	[9]
Percent of Total Short Exposure	0.00%	[9]
Percent of Net Long Exposure	0.30%	[8],[9]
C000007292 [Member] | Real Estate related Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[9],[10]
Percent of Total Long Exposure	0.00%	[9]
Percent of Total Short Exposure	0.00%	[9]
Percent of Net Long Exposure	1.00%	[8],[9]
C000007292 [Member] | Fixed Income Inflation adjusted U S [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9],[10]
Percent of Total Long Exposure	0.00%	[9]
Percent of Total Short Exposure	0.00%	[9]
Percent of Net Long Exposure	0.70%	[8],[9]

[1]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[2]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[3]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[4]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[5]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[6]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[7]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[8]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[9]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[10]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[11]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
[12]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.